NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Capital contributions	$ (195)	$ (10)	$ (1,009)	$ (26)
Disposal	(214)		(214)	0
Other	7	(25)	99	(46)
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance			11,100
Net income (loss)	149	12	206	62
Other comprehensive income			(345)
Capital contributions			1,045
Disposal	(214)		(214)
Distributions			(380)
Other	9	$ 1	232	$ (13)
Ending Balance	11,644		11,644
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance			1,002
Net income (loss)			2
Other comprehensive income			(79)
Capital contributions			0
Disposal			0
Distributions			(4)
Other			0
Ending Balance	921		$ 921
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,994
Net income (loss)			62
Other comprehensive income			29
Capital contributions			4
Disposal			(214)
Distributions			(5)
Other			11
Ending Balance	1,881		$ 1,881
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 3,623
Net income (loss)			(19)
Other comprehensive income			(90)
Capital contributions			0
Disposal			0
Distributions			(118)
Other			(7)
Ending Balance	3,389		$ 3,389
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance			$ 410
Net income (loss)			23
Other comprehensive income			0
Capital contributions			862
Disposal			0
Distributions			(101)
Other			0
Ending Balance	1,194		$ 1,194
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance			$ 627
Net income (loss)			8
Other comprehensive income			16
Capital contributions			0
Disposal			0
Distributions			(19)
Other			206
Ending Balance	838		$ 838
Interests held by third parties			50.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance			$ 97
Net income (loss)			11
Other comprehensive income			0
Capital contributions			0
Disposal			0
Distributions			(4)
Other			0
Ending Balance	104		$ 104
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,651
Net income (loss)			83
Other comprehensive income			(230)
Capital contributions			0
Disposal			0
Distributions			(121)
Other			1
Ending Balance	2,384		$ 2,384
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance			$ 14
Net income (loss)			0
Other comprehensive income			(1)
Capital contributions			0
Disposal			0
Distributions			(1)
Other			0
Ending Balance	12		$ 12
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning Balance			$ 682
Net income (loss)			36
Other comprehensive income			10
Capital contributions			179
Disposal			0
Distributions			(7)
Other			21
Ending Balance	$ 921		$ 921
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			20.00%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%